Structured entities (Tables)	12 Months Ended
Dec. 31, 2020
Structured entities
Schedule of interests in, and exposure to, unconsolidated structured entities

	Investment funds	Other	Total
As at December 31, 2020	$'000	$'000	$'000
Capital provision assets	—	14,910	14,910
Other assets	5,664	—	5,664
Total on balance sheet exposures	5,664	14,910	20,574
Off balance sheet – undrawn commitments	—	8,935	8,935
Maximum exposure to loss	5,664	23,845	29,509
Total assets of the entity	927,913	14,910	942,823

	Investment funds	Other	Total
As at December 31, 2019	$'000	$'000	$'000
Capital provision assets	—	11,075	11,075
Other assets	2,012	—	2,012
Total on balance sheet exposures	2,012	11,075	13,087
Off balance sheet – undrawn commitments	—	10,747	10,747
Maximum exposure to loss	2,012	21,822	23,834
Total assets of the entity	923,346	11,075	934,421